Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet Parentheticals [Abstract]
Allowances for receivables	$ 60	$ 62
Class A Common Stock
Class of Stock [Line Items]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	375,000,000	375,000,000
Common Stock, shares issued	39,000,000	43,000,000
Class B Common Stock
Class of Stock [Line Items]
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, shares issued	801,000,000	785,000,000
Treasury Stock, at cost, Class B Shares	244,000,000	198,000,000